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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: June 30, 2006

              Check here if Amendment [ ]; Amendment Number: ______
             This Amendment (Check only one.): [ ] is a restatement.
                         [ ] adds new holdings entries.

              INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                     Name:    Fidelity National Financial, Inc.
                     Address: 601 Riverside Avenue
                              Jacksonville, FL 32204

                       Form 13F File Number: 28-11782

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

           Name:  Alan L. Stinson
           Title: Executive Vice President and Chief Financial Officer
                  (Principal Financial and Accounting Officer)
           Phone: (904) 854-8542

                     SIGNATURE, PLACE, AND DATE OF SIGNING:

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


(s) Alan L. Stinson                      Jacksonville, Florida   August 14, 2006
--------------------------------------       [City, State]           [Date]
[Signature]
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                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

               LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

                            FORM 13F FILE NUMBER NAME

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                              FORM 13F SUMMARY PAGE

REPORT SUMMARY:

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
Number of Other Included Managers:               2
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:   $333,959
                                        (thousands)
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LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. Form 13F File Number Name
1 28-11785 Fidelity National Title Group, Inc.
2 28-11930 Fidelity National Information Services, Inc.

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                                 FORM 13F REPORT

NAME OF REPORTING MANAGER: FIDELITY NATIONAL FINANCIAL, INC.


                                                                                                             VOTING AUTHORITY
                                  TITLE OF                VALUE      SHARES/  SH/  PUT/  INVSTMT   OTHER    ------------------
     NAME OF ISSUER                CLASS       CUSIP     (X1000)     PRN AMT  PRN  CALL  DSCRETN  MANAGERS  SOLE  SHARED  NONE
     --------------               --------  -----------  -------  ----------  ---  ----  -------  --------  ----  ------  ----
ABRAXAS PATROLEUM CORP             COMMON   003830-10-6    2,696     624,100   SH        DEFINED     1              x
ALCAN INC                          COMMON   013716-10-5    9,928     211,500   SH        DEFINED     1              x
ANGLOGOLD LTD                      COMMON   035128-20-6    9,913     206,000   SH        DEFINED     1              x
APPLE COMPUTER INC                 COMMON   037833-10-0   11,454     200,000   SH        DEFINED     1              x
BHP BILLITON LTD                   COMMON   088606-10-8    4,307     100,000   SH        DEFINED     1              x
CISCO SYS INC                      COMMON   17275R-10-2    5,859     300,000   SH        DEFINED     1              x
COEUR D 'ALENE MINES CORP IDAHO    COMMON   192108-10-8    2,405     500,000   SH        DEFINED     1              x
COLEY PHARMACEUTICAL GROUP INC     COMMON   19388P-10-6    8,674     751,023   SH        DEFINED     1              x
COMCAST CORP NEW                   COMMON   20030N-10-1        0           1   SH        DEFINED     1              x
CORILLIAN CORP                     COMMON   218725-10-9    5,132   1,716,500   SH        DEFINED     1              x
COVANSYS CORP                      COMMON   22281W-10-3  138,270  11,000,000   SH        DEFINED     2              x
DISNEY (WALT) CO                   COMMON   254687-10-6    3,000     100,000   SH        DEFINED     1              x
EFUNDS CORP                        COMMON   28224R-10-1    8,278     375,400   SH        DEFINED     1              x
GENEREX BIOTECHNOLGY CORP          COMMON   371485-10-3       82      45,455   SH        DEFINED     1              x
GLACIER BANCORP INC                COMMON   37637Q-10-5    3,554     121,424   SH        DEFINED     1              x
GOLDCORP INC                       COMMON   380956-40-9    5,666     187,500   SH        DEFINED     1              x
HALLIBURTON CO                     COMMON   406216-10-1    2,931      39,500   SH        DEFINED     1              x
HOME DEPOT INC                     COMMON   437076-10-2    7,158     200,000   SH        DEFINED     1              x
KB HOME                            COMMON   48666K-10-9    4,585     100,000   SH        DEFINED     1              x
LONGVIEW FIBRE CO                  COMMON   543213-10-2    1,909     100,000   SH        DEFINED     1              x
MICROSOFT                          COMMON   594918-10-4    6,990     300,000   SH        DEFINED     1              x
MOTOROLA INC COM                   COMMON   620076-10-9    2,015     100,000   SH        DEFINED     1              x
MURPHY OIL CORP                    COMMON   626717-10-2    7,820     140,000   SH        DEFINED     1              x
NEW YORK COMMUNITY BANCORP INC     COMMON   649445-10-3    4,953     300,000   SH        DEFINED     1              x
NORTHGATE MINERALS CORP            COMMON   666416-10-2      736     200,000   SH        DEFINED     1              x
NORTHWESTERN CORP                  COMMON   668074-30-5    1,718      50,000   SH        DEFINED     1              x
NTN BUZZTIME INC                   COMMON   629410-30-9   10,299   6,644,611   SH        DEFINED     1              x
QUALCOMM INC                       COMMON   747525-10-3    8,010     199,900   SH        DEFINED     1              x
RENT WAY INC                       COMMON   76009U-10-4   28,930   3,920,085   SH        DEFINED     1              x
SAKS INC                           COMMON   79377W-10-8    3,234     200,000   SH        DEFINED     1              x
SEASPAN CORP                       COMMON   Y75638-10-9    7,043     336,200   SH        DEFINED     1              x
TELECOM CORP. OF NEW ZEALAND LTD   COMMON   879278-20-8      983      49,400   SH        DEFINED     1              x
TOLL BROTHERS, INC                 COMMON   889478-10-3    2,557     100,000   SH        DEFINED     1              x
UNDER ARMOUR INC                   COMMON   904311-10-7    2,131      50,000   SH        DEFINED     1              x
UNIVERSAL CORP VA                  COMMON   913456-10-9        7         200   SH        DEFINED     1              x
WEATHERFORD INTL LTD               COMMON   G95089-10-1    2,481      50,000   SH        DEFINED     1              x
YAHOO INC                          COMMON   984332-10-6    8,250     250,000   SH        DEFINED     1              x
                                                         333,959  29,768,799
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